SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	$ 3,562,021
Ending balance	3,404,826	$ 3,562,021
Freehold land [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,546,665
Ending balance	2,435,270	1,546,665
Properties [member]
IfrsStatementLineItems [Line Items]
Beginning balance	237,447
Ending balance	149,906	237,447
Leasehold improvement [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,076
Ending balance		3,076
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance
Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,011,149
Ending balance	468,217	1,011,149
Furnitures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	22,784
Ending balance	15,346	22,784
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance	729,495
Ending balance	331,820	729,495
Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	11,405
Ending balance	4,267	11,405
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	10,747,277	10,713,907
Charge for the year	1,054,759	116,404
Transfer
Eliminated upon disposals	(3,818)	(90,237)
Exchange difference	(7,990)	7,203
Ending balance	11,790,228	10,747,277
Gross carrying amount [member] | Freehold land [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,546,665	1,546,665
Charge for the year	888,605
Transfer
Eliminated upon disposals
Exchange difference
Ending balance	2,435,270	1,546,665
Gross carrying amount [member] | Properties [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,332,290	3,177,965
Charge for the year	123,642	36,109
Transfer	8,420	118,216
Eliminated upon disposals
Exchange difference
Ending balance	3,464,352	3,332,290
Gross carrying amount [member] | Leasehold improvement [member]
IfrsStatementLineItems [Line Items]
Beginning balance	24,223	24,633
Charge for the year
Transfer
Eliminated upon disposals
Exchange difference	(356)	(410)
Ending balance	23,867	24,223
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance		53,800
Charge for the year	8,420	64,416
Transfer	(8,420)	(118,216)
Eliminated upon disposals
Exchange difference
Ending balance
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,516,645	4,507,365
Charge for the year	27,566	10,574
Transfer
Eliminated upon disposals		(1,401)
Exchange difference	(94)	107
Ending balance	4,544,117	4,516,645
Gross carrying amount [member] | Furnitures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	43,437	42,045
Charge for the year	2,136	1,392
Transfer
Eliminated upon disposals
Exchange difference
Ending balance	45,573	43,437
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,220,857	1,302,596
Charge for the year	2,007
Transfer
Eliminated upon disposals	(3,201)	(88,652)
Exchange difference	(6,420)	6,913
Ending balance	1,213,243	1,220,857
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	63,160	58,838
Charge for the year	2,383	3,913
Transfer
Eliminated upon disposals	(617)	(184)
Exchange difference	(1,120)	593
Ending balance	63,806	63,160
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(2,940,568)	(2,143,159)
Charge for the year	(414,022)	(863,287)
Eliminated upon disposals	2,964	71,364
Exchange difference	5,898	(5,486)
Ending balance	(3,345,728)	(2,940,568)
Accumulated depreciation and amortisation [member] | Freehold land [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Charge for the year
Eliminated upon disposals
Exchange difference
Ending balance
Accumulated depreciation and amortisation [member] | Properties [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(519,149)	(362,745)
Charge for the year	(16,940)	(156,404)
Eliminated upon disposals
Exchange difference
Ending balance	(536,089)	(519,149)
Accumulated depreciation and amortisation [member] | Leasehold improvement [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(21,147)	(15,177)
Charge for the year	(3,089)	(6,206)
Eliminated upon disposals
Exchange difference	369	236
Ending balance	(23,867)	(21,147)
Accumulated depreciation and amortisation [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Charge for the year
Eliminated upon disposals
Exchange difference
Ending balance
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(1,836,502)	(1,384,252)
Charge for the year	(162,400)	(450,707)
Eliminated upon disposals		756
Exchange difference	(39)	(2,299)
Ending balance	(1,998,941)	(1,836,502)
Accumulated depreciation and amortisation [member] | Furnitures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(20,653)	(15,582)
Charge for the year	(5,268)	(5,071)
Eliminated upon disposals
Exchange difference
Ending balance	(25,921)	(20,653)
Accumulated depreciation and amortisation [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(491,362)	(321,677)
Charge for the year	(220,604)	(237,309)
Eliminated upon disposals	2,347	70,608
Exchange difference	4,509	(2,984)
Ending balance	(705,110)	(491,362)
Accumulated depreciation and amortisation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(51,755)	(43,726)
Charge for the year	(5,721)	(7,590)
Eliminated upon disposals	617
Exchange difference	1,059	(439)
Ending balance	(55,800)	(51,755)
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(4,244,688)
Charge for the year	(794,986)	(4,244,688)
Ending balance	(5,038,674)	(4,244,688)
Accumulated impairment [member] | Freehold land [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Charge for the year
Ending balance
Accumulated impairment [member] | Properties [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(2,575,694)
Charge for the year	(202,663)	(2,575,694)
Ending balance	(2,778,357)	(2,575,694)
Accumulated impairment [member] | Leasehold improvement [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Charge for the year
Ending balance
Accumulated impairment [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Charge for the year
Ending balance
Accumulated impairment [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(1,668,994)
Charge for the year	(407,965)	(1,668,994)
Ending balance	(2,076,959)	(1,668,994)
Accumulated impairment [member] | Furnitures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Charge for the year	(4,306)
Ending balance	(4,306)
Accumulated impairment [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Charge for the year	(176,313)
Ending balance	(176,313)
Accumulated impairment [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Charge for the year	(3,739)
Ending balance	$ (3,739)